Group information	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Group information
1. Group information
Immatics N.V, together with its German subsidiary Immatics Biotechnologies GmbH and its U.S. subsidiary, Immatics US Inc., (“Immatics” or “the Group”) is a biotechnology group that is primarily engaged in the research and development of T cell redirecting immunotherapies for the treatment of cancer. Immatics N.V., a Dutch public limited liability company, was converted on July 1, 2020 from Immatics B.V., a Dutch company with limited liability. Immatics Biotechnologies GmbH and Immatics US Inc. became subsidiaries of Immatics N.V. as part of the ARYA Merger on July 1, 2020. Immatics N.V is registered with the commercial register at the Netherlands Chamber of Commerce under RSIN 861058926 with a corporate seat in Amsterdam and is located at Paul-Ehrlich Str. 15 in 72076 Tübingen, Germany. Prior to July 1, 2020, Immatics N.V. was a shell company with no active trade or business or subsidiaries and all relevant assets and liabilities as well as income and expenses were borne by Immatics Biotechnologies GmbH and its U.S. subsidiary Immatics US, Inc. Therefore, the comparable financial results for the three and six months ended June 30, 2020, represent consolidated financial results of Immatics Biotechnologies GmbH.
These interim condensed consolidated financial statements of the Group for the three and six months ended June 30, 2021, were authorized for issue by the Audit Committee of Immatics
N.V. on August 5, 2021
 except for the impact of the matter discussed in Note 3.2
Restatement of Unaudited Condensed Consolidated Financial Statements to correct the presentation of the warrants which was approved by the Audit Committee of Immatics N.V. on October 26, 2021.